UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%

	MUNICIPAL BONDS – 98.6%

	Consumer Staples – 6.1%
$ 1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold	3/17 at 100.00	CCC	$ 936,110
	Country Settlement Funding Corporation, Refunding Series 2006, 5.250%, 6/01/46
65	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	3/17 at 100.00	BBB+	64,997
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,315,295
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	1,015,470
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	3/17 at 100.00	B–	1,408,110
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	3/17 at 100.00	BB+	955,960
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.000%, 6/01/37
6,110	Total Consumer Staples			5,695,942
	Education and Civic Organizations – 3.6%
195	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	204,561
	2008A, 5.625%, 4/01/37
160	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship	6/22 at 102.00	N/R	180,568
	Education Multiple Projects, Series 2014A , 7.250%, 6/01/43
60	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready	7/25 at 100.00	BBB	60,074
	Public Schools Project, Series 2016A, 5.000%, 7/01/46
385	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready	7/25 at 101.00	BBB	385,520
	Public Schools Project, Series 2016C, 5.000%, 7/01/46
2,000	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	2,288,340
250	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	281,878
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,050	Total Education and Civic Organizations			3,400,941
	Health Care – 12.6%
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/26 at 100.00	AA–	1,112,040
	Refunding Series 2016B, 5.000%, 11/15/46
2,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	2,769,775
	Series 2016A, 5.000%, 11/15/41
115	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	126,130
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
125	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	140,700
	Refunding Series 2014A, 5.000%, 10/01/38
255	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	278,769
	Series 2014B, 5.000%, 10/01/44
2,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph	10/26 at 100.00	AA–	1,975,460
	Health, Refunding Series 2016A, 4.000%, 10/01/47
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	255,866
	San Diego, Series 2011, 5.250%, 8/15/41
130	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series	11/26 at 100.00	BBB–	137,336
	2017A, 5.250%, 11/01/41 (WI/DD, Settling 1/11/17)
350	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	366,009
	University Medical Center, Series 2014A, 5.250%, 12/01/34
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
825	5.000%, 12/01/46	6/26 at 100.00	BB	837,350
540	5.250%, 12/01/56	6/26 at 100.00	BB	554,920
425	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	429,947
	Angeles, Series 2007, 5.000%, 8/15/47
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	BBB–	1,199,627
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	783,197
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	BBB+	892,712
	2011, 6.500%, 1/01/41
11,070	Total Health Care			11,859,838
	Housing/Multifamily – 1.0%
360	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	396,331
	Series 2010A, 6.400%, 8/15/45
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	433,181
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
25	5.250%, 8/15/39	8/24 at 100.00	BBB	27,869
65	5.250%, 8/15/49	8/24 at 100.00	BBB	71,956
845	Total Housing/Multifamily			929,337
	Industrials – 1.1%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,044,841
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
	Minimum Tax)
	Tax Obligation/General – 26.8%
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015,	8/25 at 100.00	AA–	1,149,560
	5.000%, 8/01/34
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	AA–	1,806,486
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	2,182,840
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	AA–	2,258,680
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	AA–	1,748,460
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	AA–	2,358,898
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	AA–	2,310,294
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Bonds, Capital Appreciation Series 1997C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aaa	1,011,539
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aaa	1,060,020
7,575	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	No Opt. Call	A+	3,561,383
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/34
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	2,302,909
	2008 Series 2009B, 0.000%, 8/01/44
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA	3,349,553
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (4)
35,080	Total Tax Obligation/General			25,100,622
	Tax Obligation/Limited – 18.0%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	3/17 at 100.00	AA	1,001,830
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	2,357,400
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/17 at 100.00	A	364,385
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	3/17 at 100.00	A	1,002,200
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/17 at 100.00	A	272,711
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	3,311,820
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	251,680
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	3/17 at 100.00	Aa3	1,218,086
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax	6/26 at 100.00	AAA	1,161,250
	Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38
135	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	160,395
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,061,230
	7.000%, 3/01/34
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	58,371
	Project, Series 2011, 6.750%, 9/01/40
60	Patterson Public Finance Authority, California Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	64,537
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
350	5.250%, 9/01/30	9/23 at 100.00	N/R	373,468
320	5.750%, 9/01/39	9/23 at 100.00	N/R	341,539
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	35,205
	Area, Series 2011B, 6.500%, 10/01/25
425	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	458,108
	5.400%, 11/01/20 – NPFG Insured
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	21,097
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,517,047
	Refunding Series 2012A, 5.000%, 4/01/42
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	68,562
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	628,579
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	45,544
	7.000%, 10/01/26
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	1,050,880
	5.000%, 10/01/32 – AGM Insured
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	81,726
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
15,640	Total Tax Obligation/Limited			16,907,650
	Transportation – 6.8%
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	632,476
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,000	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,095,960
1,170	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,338,667
1,175	6.000%, 1/15/53	1/24 at 100.00	BBB–	1,360,086
800	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	910,072
955	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	1,055,437
	(Alternative Minimum Tax)
5,630	Total Transportation			6,392,698
	U.S. Guaranteed – 10.4% (5)
2,805	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	N/R (5)	2,961,715
	2008A, 5.625%, 4/01/37 (Pre-refunded 4/01/18)
210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AA– (5)	217,783
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured (ETM)
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	Aaa	1,705,245
	2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	11/20 at 100.00	AA– (5)	1,143,310
	2011A, 5.500%, 11/01/41 (Pre-refunded 11/01/20)
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
55	5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (5)	55,326
130	5.125%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (5)	130,456
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (5)	575,386
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (5)	568,130
	6.625%, 11/01/29 (Pre-refunded 11/01/19)
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (5)	451,283
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A– (5)	188,333
	2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (5)	29,957
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	30,203
30	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	36,243
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	233,651
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
1,000	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, 2000 Measure	4/17 at 100.00	AA+ (5)	1,010,610
	A, Refunding Series 2007A, 5.000%, 4/01/36 (Pre-refunded 4/01/17) – AMBAC Insured
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	A– (5)	442,224
	7.500%, 9/01/39 (Pre-refunded 3/01/21)
8,980	Total U.S. Guaranteed			9,779,855
	Utilities – 0.9%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	786,210
	2007A, 5.500%, 11/15/37
	Water and Sewer – 11.3%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,130,860
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	380,888
1,160	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,179,511
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	2,220,180
	Series 2012, 5.000%, 9/01/41
2,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water	9/26 at 100.00	AAA	2,313,500
	District Series 2016, 5.000%, 3/01/41
1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA+	2,217,452
	5.000%, 7/01/44
1,000	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series	12/25 at 100.00	Aa1	1,181,210
	2016A, 5.000%, 6/01/31
9,505	Total Water and Sewer			10,623,601
$ 97,570	Total Long-Term Investments (cost $85,582,131)			92,521,535
	Other Assets Less Liabilities – 1.4%			1,320,379
	Net Assets – 100%			$ 93,841,914

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$92,521,535	$ —	$92,521,535

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $85,520,023.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$7,488,207
Depreciation	(486,695)
Net unrealized appreciation (depreciation) of investments	$7,001,512

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 1, 2017